CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited) - CAD ($)	Common Share [Member]	Contributed Surplus [Member]	Shares to be issued [Member]	Retained earnings [member]	Total
Beginning balance, value at Feb. 28, 2025	$ 30,657,018	$ 5,309,401		$ (29,575,088)	$ 6,391,331
Balance at beginning (in shares) at Feb. 28, 2025	89,947,551
IfrsStatementLineItems [Line Items]
Shares issued	$ 11,159,349				11,159,349
Shares issued, Shares	29,355,711
Shares to be issued			4,650		4,650
Shares to be issued for exploration activities
Flow-through share premium liability	(219,913)				(219,913)
Residual value of warrants in units issued	(64,550)	64,550
Share issuance costs	(777,947)				(777,947)
Shares issued for finders’ fees	$ 623,700				623,700
Shares issued for finders' fees, Shares	1,584,470
Warrants issued for finders’ fees		126,647			126,647
Share based compensation		864,968			864,968
Warrants exercised
Options exercised
Shares issued upon exercise of restricted share units	$ 771,046	(771,046)
Shares issued upon exercise of restricted share units, Shares	2,658,780
Net loss for the period				(3,754,347)	(3,754,347)
Ending balance, value at Aug. 31, 2025	$ 42,148,703	5,594,520	4,650	(33,329,435)	14,418,438
Balance at ending (in shares) at Aug. 31, 2025	123,546,512
Beginning balance, value at Feb. 28, 2026	$ 72,806,008	4,874,790	100,126	(53,017,807)	24,763,117
Balance at beginning (in shares) at Feb. 28, 2026	177,199,011
IfrsStatementLineItems [Line Items]
Shares issued	$ 17,698,290				17,698,290
Shares issued, Shares	8,849,145
Shares to be issued for exploration activities			233,990		233,990
Flow-through share premium liability	(2,966,923)				(2,966,923)
Residual value of warrants in units issued	(655,069)	655,069
Share issuance costs	(761,088)				(761,088)
Shares issued for finders’ fees	$ 531,640				531,640
Shares issued for finders' fees, Shares	330,960
Warrants issued for finders’ fees		60,567			60,567
Share based compensation		2,406,412			2,406,412
Warrants exercised	$ 3,178,160	(116,986)			3,061,174
Warrants exercised, Shares	2,448,939
Options exercised	$ 464,238	(149,238)			315,000
Options exercised, Shares	600,000
Shares issued upon exercise of restricted share units	$ 986,926	(986,926)
Shares issued upon exercise of restricted share units, Shares	991,609
Net loss for the period				(19,504,359)	(19,504,359)
Ending balance, value at Aug. 31, 2026	$ 91,282,182	$ 6,743,688	$ 334,116	$ (72,522,166)	$ 25,837,820
Balance at ending (in shares) at Aug. 31, 2026	190,419,664